Net interest income - Interest Income (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest income [Abstract]
Interest from government securities		$ 256,501,695	$ 104,122,019	$ 98,980,559
Stabilization Coefficient (CER) clause adjustment (1)	[1]	82,083,427	35,685,175	7,488,289
Interest from credit card loans		62,619,226	49,780,744	55,004,119
Interest from other loans		44,405,294	33,077,508	33,135,157
Interest from commercial papers		39,596,631	28,643,882	29,939,809
Interest from consumer loans		32,075,984	28,325,500	28,116,371
Premium for reverse repurchase agreements		31,858,523	73,245,986	14,573,094
UVA clause adjustment (2)	[2]	31,382,577	27,161,517	27,146,174
Interest from overdrafts		28,767,653	16,494,956	31,797,188
Interest from car loans		10,611,023	10,849,682	8,806,019
Interest from mortgage loans		3,042,462	3,353,342	2,739,783
Interest on loans to financial institutions		2,495,452	1,840,831	3,550,113
Interest from financial leases		1,971,750	1,864,308	1,591,658
Interest from private securities		662,812	305,251	67,964
Interest from loans for the prefinancing and financing of exports		725,826	1,906,230	4,202,873
Other interest income		549,280	1,685,111	1,346,185
TOTAL		$ 629,349,615	$ 418,342,042	$ 348,485,355

[1]	Adjustment clause based on the variation of the consumer price index.
[2]	UVA: It is a unit of measure that is updated daily acco rd ing to the Reference Stabilization Coefficient (CER), based on the consumer price index.